LOSS PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic
Loss (U.S. dollars in thousands)	$ 45,544	$ 29,370	$ 21,090
Weighted average number of ordinary shares outstanding during the period (in thousands)	176,579	128,514	110,814
Basic loss per share (U.S. dollars)	$ 0.26	$ 0.23	$ 0.19